InfraCap Small Cap Income ETF
Schedule of Investments (Unaudited)
February 29, 2024
	Shares	Value
Common Stocks — 77.77%
Automobiles — 1.52%
Winnebago Industries, Inc.(a)	1,104	$79,190

Banks — 6.83%
Bank of NT Butterfield & Son Ltd.(a)(b)	3,120	93,257
East West Bancorp, Inc.(a)	1,130	82,332
KeyCorp(a)	1,664	23,745
Pinnacle Financial Partners, Inc.(a)	481	39,788
Popular, Inc.(a)(b)	1,248	104,433
Western Alliance Bancorp	212	12,239
		355,794
Beverages — 2.33%
Coca-Cola Consolidated, Inc.	144	121,075

Biotechnology — 2.24%
Halozyme Therapeutics, Inc.(a)(c)	2,928	116,564

Building Products — 4.16%
AZZ, Inc.	1,504	109,491
Griffon Corp.(a)	1,504	107,386
		216,877
Capital Markets — 6.50%
AllianceBernstein Holding LP(a)	1,936	61,507
Jefferies Financial Group, Inc.	3,331	139,302
Lazard, Inc.	2,165	83,439
P10, Inc. - Class A(a)	5,888	54,582
		338,830
Chemicals — 2.83%
Avient Corp.(a)	2,128	86,141
Element Solutions, Inc.	2,616	61,476
		147,617
Consumer Finance — 2.51%
FirstCash Holdings, Inc.	512	58,624
SLM Corp.(a)	3,472	72,322
		130,946
Consumer Staples Distribution & Retail — 1.94%
Casey's General Stores, Inc.	332	101,091

Diversified Real Estate Investments Trusts (REITs) — 1.55%
Essential Properties Realty Trust, Inc.(a)	3,370	80,509

Electric Utilities — 1.68%
Portland General Electric Co.(a)	2,178	87,490

Electronic Equipment, Instruments & Components — 1.60%
Napco Security Technologies, Inc.(a)	1,849	83,261

Hotels, Restaurants & Leisure — 5.33%
Bloomin' Brands, Inc.(a)	3,590	97,576
Boyd Gaming Corp.(a)	640	42,323
Hyatt Hotels Corp. - Class A	304	46,691
Red Rock Resorts, Inc. - Class A(a)	1,574	91,277
		277,867
Household Durables — 1.76%
KB Home(a)	1,376	91,408

Independent Power and Renewable Electricity Producers — 1.13%
AES Corp.	3,857	58,626

Industrial Real Estate Investments Trusts (REITs) — 1.57%
STAG Industrial, Inc.(a)	1,072	39,814
Terreno Realty Corp.(a)	656	42,181
		81,995
Insurance — 2.47%
Assurant, Inc.(a)	464	84,193
Unum Group(a)	896	44,307
		128,500
IT Services — 1.61%
GoDaddy, Inc. - Class A(a)(c)	736	84,014

Media — 1.06%
New York Times Co. - Class A(a)	1,248	55,261

Office Real Estate Investments Trusts (REITs) — 2.20%
Kilroy Realty Corp.(a)	3,024	114,579

Oil, Gas & Consumable Fuels — 7.40%
Chord Energy Corp.	844	137,108
DHT Holdings, Inc.(a)(b)	3,023	32,709
Murphy Oil Corp.(a)	1,408	55,855
New Fortress Energy, Inc.(a)	2,048	71,987
Plains GP Holdings LP(a)	5,072	87,238
		384,897
Retail Real Estate Investments Trusts (REITs) — 2.88%
Agree Realty Corp.	1,312	72,095
Brixmor Property Group, Inc.(a)	1,712	38,708
NETSTREIT Corp.(a)	2,336	39,268
		150,071
Semiconductors & Semiconductor Equipment — 3.84%
Amkor Technology, Inc.(a)	1,344	41,691
MKS Instruments, Inc.(a)	1,288	158,115
		199,806
Software — 2.35%
Progress Software Corp.(a)	1,420	75,771
Sapiens International Corp. (a)(b)	1,504	46,278
		122,049
Textiles, Apparel & Luxury Goods — 4.05%
Ralph Lauren Corp.	242	44,993
Tapestry, Inc.(a)	3,488	165,785
		210,778
Trading Companies & Distributors — 4.43%
GATX Corp.	336	42,618
Herc Holdings, Inc.(a)	928	147,255
WESCO International, Inc.(a)	272	40,661
		230,534
Total Common Stocks (Cost $3,720,760)		4,049,629

Preferred Stocks — 14.99%
AGNC Investment Corp., 6.88%, Series D(a)(d)(e)	3,792	93,663
Algonquin Power & Utilities Corp., 7.75% 6/15/2024(a)(b)	3,392	68,315
Banc of California, Inc., 7.75%, Series F(a)(d)(e)	4,192	91,553
Global Net Lease, Inc., 7.25%, Series A(a)(e)	4,576	96,142
Regions Financial Corp., 6.38%, Series B, 9/15/2024(a)(d)	3,952	98,089
Rithm Capital Corp., 7.00%(a)(d)(e)	4,128	93,375
SCE Trust IV, 5.38%, Series J, 9/15/2025(a)(d)	4,080	96,084
United States Cellular Corp., 5.50%, 6/1/2070(a)	5,216	98,948
Valley National Bancorp, 6.25%, Series A(a)(d)(e)	2,149	44,441
Total Preferred Stocks (Cost $740,651)		780,609

Convertible Preferred Stocks — 6.62%
Apollo Global Management, Inc., 6.75%, 7/31/2026	2,124	135,490
Chart Industries, Inc., 6.75%, Series B, 12/15/2025(a)	1,392	80,513
NextEra Energy, Inc., 6.93%, 9/1/2025(a)	1,920	67,277
UGI Corp., 7.25%, 6/1/2024	1,074	61,390
Total Convertible Preferred Stocks (Cost $330,984)		344,670

Exchange Traded Funds — 0.25%
iShares Russell 2000 ETF	64	13,039
Total Exchange Traded Funds (Cost $11,980)		13,039

Total Investments (Cost $4,804,375) — 99.63%		5,187,947
Other Assets in Excess of Liabilities — 0.37%		19,484
Total Net Assets — 100.00%		$5,207,431

ETF	– Exchange Traded Fund
(a)	All or a portion of security has been committed as collateral for borrowing facility. The total value of assets committed as collateral as of February 29, 2024 is $1,219,140.
(b)	Foreign issued security.
(c)	Non-income producing security.
(d)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of February 29, 2024.
(e)	Perpetual maturity.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 29, 2024:

InfraCap Small Cap Income Fund ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$4,049,629	$–	$–	$4,049,629
Preferred Stocks	780,609	–	–	780,609
Convertible Preferred Stocks	344,670	–	–	344,670
Exchange Traded Funds	13,039	–	–	13,039
	$5,187,947	$–	$–	$5,187,947

For the period ended February 29, 2024, there were no transfers into or out of Level 3 securities. Refer to the Schedule of Investments for further information on the classification of investments.